Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	17.84%	13.00%	27.62%	(17.44%)	30.11%	8.63%	23.54%	(19.75%)	21.32%	14.59%
Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	35.74%	(2.27%)	13.19%	(12.69%)	15.53%

[1]	The U.S. Fund’s year-to-date return through December 31, 2025 is 17.84%.
[2]	The International Fund’s year-to-date return through December 31, 2025 is 35.74%.